Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balances with related parties included in:
Accounts receivable-related parties	$ 1,844,000	$ 2,782,000
Amounts due from related parties	24,623,000	889,000
Amount due from a related party	16,190,000
Accounts payable		6,507,000
Amounts due to related parties	366,000	432,000
Marketing services
Related party transaction
Expenses	3,112,000	13,249,000	$ 10,567,000
Indirect subsidiaries of CK Hutchison
Related party transaction
Interest paid			132,000
Guarantee fee on bank borrowing			320,000
Balances with related parties included in:
Accounts receivable-related parties	1,844,000	2,709,000
Amounts due to related parties	$ 366,000	$ 432,000
Period of repayable on demand and interest-bearing (in months)	1 month	1 month
Indirect subsidiaries of CK Hutchison | Sales
Related party transaction
Sales	$ 7,637,000	$ 8,306,000	8,486,000
Indirect subsidiaries of CK Hutchison | Marketing services
Related party transaction
Expenses	430,000	546,000	372,000
Indirect subsidiaries of CK Hutchison | Management services
Related party transaction
Expenses	931,000	922,000	897,000
Equity investees
Related party transaction
Purchases	2,465,000	2,827,000	1,182,000
Balances with related parties included in:
Accounts receivable-related parties		73,000
Amounts due from related parties	24,623,000	889,000
Amount due from a related party	16,190,000
Accounts payable		6,507,000
Other deferred income	1,103,000	1,356,000
Equity investees | Research and development services
Related party transaction
Sales	494,000	7,832,000	9,682,000
Equity investees | Marketing services
Related party transaction
Expenses	2,682,000	$ 12,703,000	$ 10,195,000
Equity investees | Dividend receivable
Balances with related parties included in:
Amounts due from related parties	23,481,000
Amount due from a related party	$ 16,190,000